STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Institutional Liquid Reserves Fund

Institutional Class (SSHXX) Administration Class (SSYXX) Investment Class (SSVXX)

Investor Class (SSZXX) Premier Class (SSIXX)

State Street Institutional U.S. Government Money Market Fund

Institutional Class (SAHXX) Administration Class (SALXX) Investment Class (GVVXX)

Investor Class (SAMXX) Premier Class (GVMXX)

State Street Institutional Treasury Money Market Fund

Institutional Class (SSJXX) Administration Class (SSKXX) Investment Class (TRVXX)

Investor Class (SSNXX) Premier Class (TRIXX)

State Street Institutional Treasury Plus Money Market Fund

Institutional Class (SAJXX) Administration Class (SSQXX) Investment Class (TPVXX)

Investor Class (SAEXX) Premier Class (TPIXX)

(Each a “Fund,” and collectively the “Funds”)

SUPPLEMENT DATED SEPTEMBER 23, 2019 TO THE PROSPECTUS

DATED APRIL 30, 2019, AND THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED APRIL 30, 2019, AS REVISED JULY 22, 2019, EACH AS MAY BE REVISED OR SUPPLEMENTED FROM TIME TO TIME

Effective immediately, the Prospectus is revised as follows:

Each sub-section within each Fund Summary entitled “Annual Fund Operating Expenses” and “Example” on pages 1, 8, 14, and 19 of the Prospectus, regarding each respective Fund, is hereby deleted in its entirety and replaced in each instance with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional	Administration	Investment	Investor	Premier
Management Fee	0.05%	0.05%	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.00%	0.05%	0.10%	0.00%	0.00%
Other Expenses[1]	0.10%	0.27%	0.32%	0.15%	0.07%
Total Annual Fund Operating Expenses	0.15%	0.37%	0.47%	0.20%	0.12%
Less Fee Waivers and/or Expense Reimbursements	N/A	N/A	(0.05)%[2]	N/A	N/A
Total Annual Fund Operating Expenses
After Fee Waivers and/or Expense Reimbursements	0.15%	0.37%	0.42%	0.20%	0.12%

[1]	Other Expenses are based on estimates for the current fiscal year for the Institutional Class.
[2]

SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is contractually obligated until April 30, 2020 to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses or acquired fund fees and expenses) of the Investment Class shares of the Fund exceed 0.42% of average daily net assets on an annual basis. This reimbursement arrangement for Investment Class shares of the Fund may not be terminated prior to April 30, 2020 except with approval of the Fund’s Board of Trustees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs, for Investment Class shares, for a portion of the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional	$15	$48	$85	$192
Administration	$38	$119	$208	$468
Investment	$45	$148	$260	$589
Investor	$20	$64	$113	$255
Premier	$12	$39	$68	$154

The third paragraph of the sub-section entitled “Management and Organization – Investment Adviser” on page 35 of the Prospectus is replaced with the following:

Total Annual Fund Operating Expense Waivers. SSGA FM, as the investment adviser to each Fund, is contractually obligated, through April 30, 2020, for the ILR Fund, U.S. Government Fund, and Treasury Plus Fund (i) to waive up to the full amount of the advisory fee payable by each Fund, and/or (ii) to reimburse a Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub transfer agency and administration fees) exceed 0.07% of average daily net assets on an annual basis (the “Total Annual Fund Operating Expense Waiver”). The Total Annual Fund Operating Expense Waiver may not be terminated prior to April 30, 2020 with respect to any Fund except with approval of the Fund’s Board of Trustees.

Investment Class Waiver. SSGA FM is contractually obligated until April 30, 2020 to reimburse each Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses or acquired fund fees and expenses) of the Investment Class shares of a Fund exceed 0.42% of average daily net assets on an annual basis (the “Investment Class Waiver”). The Investment Class Waiver may not be terminated prior to April 30, 2020 with respect to any Fund, except with approval of the Fund’s Board of Trustees. The Investment Class Waiver shall be applied after giving effect to the Total Annual Fund Operating Expense Waiver for each Fund.

In addition, effective immediately, the SAI is revised as follows:

The sub-section entitled “Total Annual Fund Operating Expense Waivers” in the section entitled “Investment Advisory and Other Services – Investment Advisory Agreement” on page 33 of the SAI is supplemented with the following:

The Adviser has contractually agreed with the Trust, through April 30, 2020 to reimburse the Money Market Funds for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses or acquired fund fees and expenses) of the Investment Class shares of the Money Market Funds exceed 0.42% of average daily net assets on an annual basis.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

92319SSIITSUPP

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street ESG Liquid Reserves Fund

Institutional Class (ELFXX) Administration Class (ESBXX) Investment Class (ELGXX)

Investor Class (ENVXX) Premier Class (ELRXX)

(the “Fund”)

SUPPLEMENT DATED SEPTEMBER 23, 2019 TO THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) EACH DATED JULY 2, 2019, AS MAY BE REVISED OR SUPPLEMENTED FROM TIME TO TIME

Effective immediately, the Prospectus is revised as follows:

The third paragraph of the sub-section entitled “Management and Organization – Investment Adviser” on page 18 of the Prospectus is supplemented with the following:

Total Annual Fund Operating Expense Waivers. SSGA FM, as the investment adviser to the Fund, is contractually obligated, through April 30, 2021, (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.07% of average daily net assets on an annual basis (the “Total Annual Fund Operating Expense Waiver”). The Total Annual Fund Operating Expense Waiver may not be terminated prior to April 30, 2021 except with approval of the Fund’s Board of Trustees.

Investment Class Waiver. SSGA FM is contractually obligated until April 30, 2020 to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses or acquired fund fees and expenses) of the Investment Class shares of the Fund exceed 0.42% of average daily net assets on an annual basis (the “Investment Class Waiver”). The Investment Class Waiver may not be terminated prior to April 30, 2020 except with approval of the Fund’s Board of Trustees. The Investment Class Waiver shall be applied after giving effect to the Total Annual Fund Operating Expense Waiver.

In addition, effective immediately, the SAI is revised as follows:

The sub-section entitled “Total Annual Fund Operating Expense Waivers” in the section entitled “Investment Advisory and Other Services – Investment Advisory Agreement” on page 28 of the SAI is supplemented with the following:

The Adviser has contractually agreed with the Trust, through April 30, 2020, to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses or acquired fund fees and expenses) of the Investment Class shares of the Fund exceed 0.42% of average daily net assets on an annual basis.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

92319ELRSUPP

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Institutional U.S. Government Money Market Fund

Investment Class (GVVXX)

State Street Institutional Treasury Plus Money Market Fund

Investment Class (TPVXX)

(Each a “Fund,” and collectively the “Funds”)

SUPPLEMENT DATED SEPTEMBER 23, 2019 TO THE PROSPECTUS

DATED APRIL 30, 2019, AND THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED APRIL 30, 2019, AS REVISED JULY 22, 2019, EACH AS MAY BE REVISED OR SUPPLEMENTED FROM TIME TO TIME

Effective immediately, the Prospectus is revised as follows:

Each sub-section within each Fund Summary entitled “Annual Fund Operating Expenses” and “Example” on pages 1 and 6 of the Prospectus, regarding each respective Fund, is hereby deleted in its entirety and replaced in each instance with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Investment
Management Fee	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.10%
Other Expenses[1]	0.32%
Total Annual Fund Operating Expenses	0.47%
Less Fee Waivers and/or Expense Reimbursements[2]	(0.05)%
Total Annual Fund Operating Expenses
After Fee Waivers and/or Expense Reimbursements	0.42%

[1]	Other Expenses are based on estimates for the current fiscal year for the Institutional Class.
[2]

SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is contractually obligated until April 30, 2020 to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses or acquired fund fees and expenses) of the Investment Class shares of the Fund exceed 0.42% of average daily net assets on an annual basis. This reimbursement arrangement for Investment Class shares of the Fund may not be terminated prior to April 30, 2020 except with approval of the Fund’s Board of Trustees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs for a portion of the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investment	$45	$148	$260	$589

The third paragraph of the sub-section entitled “Management and Organization – Investment Adviser” on page 19 of the Prospectus is replaced with the following:

Total Annual Fund Operating Expense Waivers. SSGA FM, as the investment adviser to each Fund, is contractually obligated, through April 30, 2020, (i) to waive up to the full amount of the advisory fee payable by each Fund, and/or (ii) to reimburse a Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.07% of average daily net assets on an annual basis (the “Total Annual Fund Operating Expense Waiver”). The Total Annual Fund Operating Expense Waiver may not be terminated prior to April 30, 2020 with respect to any Fund, except with approval of the Fund’s Board of Trustees.

Investment Class Waiver. SSGA FM is contractually obligated until April 30, 2020 to reimburse each Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses or acquired fund fees and expenses) of the Investment Class shares of a Fund exceed 0.42% of average daily net assets on an annual basis (the “Investment Class Waiver”). The Investment Class Waiver may not be terminated prior to April 30, 2020 with respect to any Fund, except with approval of the Fund’s Board of Trustees. The Investment Class Waiver shall be applied after giving effect to the Total Annual Fund Operating Expense Waiver for each Fund.

In addition, effective immediately, the SAI is revised as follows:

The sub-section entitled “Total Annual Fund Operating Expense Waivers” in the section entitled “Investment Advisory and Other Services – Investment Advisory Agreement” on page 33 of the SAI is supplemented with the following:

The Adviser has contractually agreed with the Trust, through April 30, 2020, to reimburse the Money Market Funds for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses or acquired fund fees and expenses) of the Investment Class shares of the Money Market Funds exceed 0.42% of average daily net assets on an annual basis.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

92319NBSUPP